Information about Past Due Loans (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days past due	$ 127	$ 268
60-89 Days past due	76	29
>90 Days past due	6	13
Total past due	209	310
Domestic
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days past due	127	268
60-89 Days past due	76	29
>90 Days past due	6	13
Total past due	209	310
Domestic | Commercial Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days past due	44	47
60-89 Days past due		9
Total past due	44	56
Domestic | Wealth Management Loans and Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days past due	33	89
60-89 Days past due	7	3
>90 Days past due	1
Total past due	41	92
Domestic | Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days past due		60
60-89 Days past due	60	7
Total past due	60	67
Domestic | Other Residential Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days past due	50	36
60-89 Days past due	9	10
>90 Days past due	5	13
Total past due	64	59
Domestic | Financial Institutions
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days past due		36
Total past due		$ 36